Accrued expenses and other current liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Fund attributable to institutional funding partners	¥ 76,559,633	$ 10,783,199	¥ 46,633,508
Accrued interest payable of Consolidated Trusts	37,714,338	5,311,953	12,268,000
Professional fee payable	38,682,222	5,448,277	33,280,944
Commission fee payable	142,115,583	20,016,561	182,821,417
Compensation payable to financial institutional cooperators			84,648,141
Transaction cost payable	138,894,109	19,562,826	58,223,896
Receipts in advance	73,188,645	10,308,405	27,557,372
Insurance fee payable	7,800,344	1,098,655	340,282
Lease liabilities	¥ 12,852,494	$ 1,810,236	¥ 11,304,693
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Other accrued expenses	¥ 47,919,895	$ 6,749,377	¥ 18,956,280
Total accrued expenses and other current liabilities	¥ 575,727,263	$ 81,089,489	¥ 476,034,533